Finance and investment income, finance costs and revaluation and retranslation of financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6. Finance and investment income, finance costs and revaluation and retranslation of financial instrument
s

Finance and investment income includes:

Continuing operations	2020 £m	2019 £m	2018 £m
Income from equity investments	8.7	18.3	15.2
Interest income	74.0	80.7	83.7
	82.7	99.0	98.9

Finance costs include:

Continuing operations	2020 £m	2019 £m	2018 £m
Net interest expense on pension plans	2.9	3.5	3.6
Interest on other long-term employee benefits	3.1	3.9	3.5
Interest expense and similar charges 1	205.0	252.0	272.0
Interest expense related to lease liabilities	101.0	99.7	–
	312.0	359.1	279.1

Revaluation and retranslation of financial instruments include:

Continuing operations	2020 £m	2019 2 £m	2018 2 £m
Movements in fair value of treasury instruments	15.4	0.4	(11.0)
Premium on the early repayment of bonds	–	(63.4)	–
Revaluation of investments held at fair value through profit or loss	8.0	9.1	67.8
Revaluation of put options over non-controlling interests	12.3	(24.3)	25.9
Revaluation of payments due to vendors (earnout agreements)	13.4	(3.7)	46.1
Retranslation of financial instruments	(196.3)	245.7	(205.1)
	(147.2)	163.8	(76.3)

Notes
1	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
2	Figures have been restated as described in the accounting policies.

The majority of the Group’s long-term debt is represented by $1,563 million of US dollar bonds at an average interest rate of 4.06%,
€
3,600 million of Eurobonds at an average interest rate of 2.05% and £650 million of Sterling bonds at an average interest rate of 3.21%.

Average borrowings under the US Dollar Revolving Credit Facilities (note 10)
amounted to the equivalent of  nil (2019: $72 million at an average interest rate of 1.11%).

Average borrowings under the Australian Dollar Revolving Credit
Facilities amounted
 to A$151 million at an average rate of 2.06% (201
9
: A$310 million at an average rate of 2.95%).

Average borrowings under the US Commercial Paper Programme for 2020 amounted to $2 million at an average interest rate of 1.66% inclusive of margin (201
9
: $41 million at an average interest rate of 2.46% inclusive of margin).

Average borrowings under the Euro Commercial Paper Programme for 2020 amounted to nil
(2019: £255 million at an average interest rate of 1.16% inclusive of currency swaps).